SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Interest income on retail notes and finance leases	$ 53,028			$ 51,091						$ 102,151	$ 99,616	$ 204,452	$ 181,342	$ 178,444
Interest income on wholesale notes	20,453			17,326						39,385	32,827	74,450	63,760	62,213
Interest and other income from affiliates	101,494			111,749						205,648	219,099	437,435	414,957	392,463
Rental income on operating leases	52,178			39,721						100,986	76,203	165,914	138,937	133,806
Other income	7,388			13,877						11,957	27,007	52,500	59,125	67,078
Total revenues	234,541	$ 246,039	$ 233,960	233,764	$ 220,988	$ 221,937	$ 218,187	$ 212,332	$ 205,665	460,127	454,752	934,751	858,121	834,004
Interest expense:
Interest expense to third parties	65,056			62,774						128,893	124,374	255,951	233,217	219,561
Interest expense to affiliates	6,456			7,895						17,313	9,423	30,477	24,105	34,512
Total interest expense	71,512	78,516	74,115	70,669	63,128	69,918	64,997	62,932	59,475	146,206	133,797	286,428	257,322	254,073
Administrative and operating expenses:
Fees charged by affiliates	12,006			12,964						24,879	26,331	49,539	56,405	61,895
Provision for credit losses, net	7,176			5,928						11,137	7,388	14,124	(5,904)	44,578
Depreciation of equipment on operating leases	46,099			33,403						90,672	63,551	141,688	114,053	107,836
Other expenses	9,157			9,540						16,656	20,551	56,604	35,083	35,929
Total administrative and operating expenses	74,438	72,741	71,393	61,835	55,986	51,802	52,335	42,913	52,587	143,344	117,821	261,955	199,637	250,238
Total expenses	145,950			132,504						289,550	251,618	548,383	456,959	504,311
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	88,591			101,260						170,577	203,134	386,368	401,162	329,693
Income tax provision (benefit)	30,673	29,951	29,762	32,598	34,807	32,077	35,527	37,475	29,743	58,948	67,405	127,118	134,822	116,112
NET INCOME	57,918			68,662						111,629	135,729	259,250	266,340	213,581
Net income attributed to noncontrolling interest		(292)	(273)	(334)	(328)	(312)	(373)	(357)	(418)	(259)	(662)	(1,227)	(1,460)	(1,645)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	57,918	$ 64,539	$ 58,417	68,328	$ 66,739	$ 67,828	$ 64,955	$ 68,655	$ 63,442	111,370	135,067	258,023	264,880	211,936
COMPREHENSIVE INCOME (LOSS)	76,967			92,943						66,639	135,467	203,250	225,764	231,513
Comprehensive income attributed to noncontrolling interest				(334)						(259)	(662)	(1,227)	(1,460)	(1,645)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	76,967			92,609						66,380	134,805	202,023	224,304	229,868
Eliminations
REVENUES
Interest and other income from affiliates	(59,258)			(63,828)						(121,969)	(126,015)
Other income	(22,677)			(24,257)						(44,579)	(46,988)
Total revenues	(81,935)			(88,085)						(166,548)	(173,003)
Interest expense:
Interest expense to affiliates	(59,258)			(63,828)						(121,969)	(126,015)
Total interest expense	(59,258)			(63,828)						(121,969)	(126,015)
Administrative and operating expenses:
Fees charged by affiliates	(22,677)			(24,257)						(44,579)	(46,988)
Total administrative and operating expenses	(22,677)			(24,257)						(44,579)	(46,988)
Total expenses	(81,935)			(88,085)						(166,548)	(173,003)
Equity in income of consolidated subsidiaries accounted for under the equity method	(121,048)			(135,426)						(235,932)	(263,001)
NET INCOME	(121,048)			(135,426)						(235,932)	(263,001)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	(121,048)			(135,426)						(235,932)	(263,001)
COMPREHENSIVE INCOME (LOSS)	(156,287)			(180,551)						(151,843)	(262,814)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	(156,287)			(180,551)						(151,843)	(262,814)
CNH Industrial Capital LLC
REVENUES
Interest and other income from affiliates	21,576			21,301						45,232	43,344	96,352	69,589	7,437
Total revenues	21,576			21,301						45,232	43,344	96,352	69,589	7,437
Interest expense:
Interest expense to third parties	32,353			29,076						67,477	58,952	124,629	93,941	48,848
Interest expense to affiliates														255
Total interest expense	32,353			29,076						67,477	58,952	124,629	93,941	49,103
Administrative and operating expenses:
Other expenses												1	1	1
Total administrative and operating expenses												1	1	1
Total expenses	32,353			29,076						67,477	58,952	124,630	93,942	49,104
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,777)			(7,775)						(22,245)	(15,608)	(28,278)	(24,353)	(41,667)
Income tax provision (benefit)	(4,154)			(2,981)						(8,569)	(5,975)	(10,873)	(9,393)	(16,327)
Equity in income of consolidated subsidiaries accounted for under the equity method	64,541			73,122						125,046	144,700	275,428	279,840	237,276
NET INCOME	57,918			68,328						111,370	135,067	258,023	264,880	211,936
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	57,918			68,328						111,370	135,067	258,023	264,880	211,936
COMPREHENSIVE INCOME (LOSS)	76,967			92,609						66,380	134,805	202,023	224,304	229,868
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	76,967			92,609						66,380	134,805	202,023	224,304	229,868
Guarantor Entities
REVENUES
Interest income on retail notes and finance leases	2,353			3,389						2,746	5,105	9,696	572	11,488
Interest income on wholesale notes	(176)			(321)						(472)	(592)	(1,292)	(1,001)	(830)
Interest and other income from affiliates	53,964			55,401						110,646	108,555	220,950	214,317	178,848
Rental income on operating leases	40,843			25,350						76,402	47,578	108,568	80,765	82,280
Other income	29,254			36,223						54,888	70,030	142,031	135,543	113,748
Total revenues	126,238			120,042						244,210	230,676	479,953	430,196	385,534
Interest expense:
Interest expense to third parties	2,884			(508)						(567)	(4,280)	(7,328)	17	6,838
Interest expense to affiliates	56,042			60,023						119,935	113,490	245,133	212,552	146,665
Total interest expense	58,926			59,515						119,368	109,210	237,805	212,569	153,503
Administrative and operating expenses:
Fees charged by affiliates	11,443			10,619						23,713	21,386	40,103	45,403	50,591
Provision for credit losses, net	1,083			2,880						(578)	(1,290)	(1,300)	(13,380)	(563)
Depreciation of equipment on operating leases	36,493			21,389						69,960	39,492	93,549	64,822	65,107
Other expenses	4,751			7,716						10,446	19,732	55,836	36,575	32,999
Total administrative and operating expenses	53,770			42,604						103,541	79,320	188,188	133,420	148,134
Total expenses	112,696			102,119						222,909	188,530	425,993	345,989	301,637
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	13,542			17,923						21,301	42,146	53,960	84,207	83,897
Income tax provision (benefit)	5,508			7,105						7,141	15,747	19,097	30,212	33,663
Equity in income of consolidated subsidiaries accounted for under the equity method	56,507			62,304						110,886	118,301	240,565	225,845	187,042
NET INCOME	64,541			73,122						125,046	144,700	275,428	279,840	237,276
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	64,541			73,122						125,046	144,700	275,428	279,840	237,276
COMPREHENSIVE INCOME (LOSS)	83,590			97,403						80,056	144,438	219,428	239,262	255,208
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$ 83,590			97,403						$ 80,056	144,438	$ 219,428	239,262	255,208
CNH Industrial Capital America LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%		100.00%
New Holland Credit Company LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%		100.00%
All Other Subsidiaries
REVENUES
Interest income on retail notes and finance leases	$ 50,675			47,702						$ 99,405	94,511	$ 194,756	180,770	166,956
Interest income on wholesale notes	20,629			17,647						39,857	33,419	75,742	64,761	63,043
Interest and other income from affiliates	85,212			98,875						171,739	193,215	382,145	361,773	354,010
Rental income on operating leases	11,335			14,371						24,584	28,625	57,346	58,172	51,526
Other income	811			1,911						1,648	3,965	7,681	10,088	34,780
Total revenues	168,662			180,506						337,233	353,735	717,670	675,564	670,315
Interest expense:
Interest expense to third parties	29,819			34,206						61,983	69,702	138,650	139,259	163,875
Interest expense to affiliates	9,672			11,700						19,347	21,948	47,356	42,275	35,424
Total interest expense	39,491			45,906						81,330	91,650	186,006	181,534	199,299
Administrative and operating expenses:
Fees charged by affiliates	23,240			26,602						45,745	51,933	106,648	97,508	92,754
Provision for credit losses, net	6,093			3,048						11,715	8,678	15,424	7,476	45,141
Depreciation of equipment on operating leases	9,606			12,014						20,712	24,059	48,139	49,231	42,729
Other expenses	4,406			1,824						6,210	819	767	(1,493)	2,929
Total administrative and operating expenses	43,345			43,488						84,382	85,489	170,978	152,722	183,553
Total expenses	82,836			89,394						165,712	177,139	356,984	334,256	382,852
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	85,826			91,112						171,521	176,596	360,686	341,308	287,463
Income tax provision (benefit)	29,319			28,474						60,376	57,633	118,894	114,003	98,776
NET INCOME	56,507			62,638						111,145	118,963	241,792	227,305	188,687
Net income attributed to noncontrolling interest				(334)						(259)	(662)	(1,227)	(1,460)	(1,645)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	56,507			62,304						110,886	118,301	240,565	225,845	187,042
COMPREHENSIVE INCOME (LOSS)	72,697			83,482						72,046	119,038	194,587	192,320	204,003
Comprehensive income attributed to noncontrolling interest				(334)						(259)	(662)	(1,227)	(1,460)	(1,645)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$ 72,697			$ 83,148						$ 71,787	$ 118,376	$ 193,360	$ 190,860	$ 202,358